Retirement Benefits (Schedule Of Potential Changes In Key Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost and Interest Cost, .25% decrease in discount rate	$ (2)
Benefit Obligation, .25% decrease in discount rate	121
Service Cost and Interest Cost, .25% increase in salary rate	2
Benefit Obligation, .25% increase in salary rate	13
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation, .25% decrease in discount rate	34
Service Cost and Interest Cost, 1.00% increase in annual medical trend	0
Benefit Obligation, 1.00% increase in annual medical trend	36
Service Cost and Interest Cost, 1.00% decrease in annual medical trend	(1)
Benefit Obligation, 1.00% decrease in annual medical trend	$ (34)